Related Party Transactions with Affiliated Company - Additional Information (Detail) (USD $)	12 Months Ended												12 Months Ended					12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Professional fee	Dec. 31, 2010 Professional fee	Dec. 31, 2011 Donations [Member]	Dec. 31, 2010 Donations [Member]	Dec. 31, 2011 Limited Liability Company [Member]	Dec. 31, 2010 Limited Liability Company [Member]	Dec. 31, 2009 Limited Liability Company [Member]	Dec. 31, 2011 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2007 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2011 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2006 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2011 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2007 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2010 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Investment securities Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Investment securities Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Investment securities Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Investment securities Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Deposit Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Deposit Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Deposit Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Deposit Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Sep. 30, 2010 E V E R T E C Inc [Member] Loan Scenario Actual Member Equity Method Investee	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2010 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Sep. 30, 2010 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member] Equity Method Investee	Dec. 31, 2011 Consorcio De Tarjetas Dominicanas S A [Member]	Dec. 31, 2010 Consorcio De Tarjetas Dominicanas S A [Member]	Dec. 31, 2011 Servicios Financieros S Ade C V [Member]	Dec. 31, 2010 Servicios Financieros S Ade C V [Member]	Dec. 31, 2011 Performance Guarantee E V E R T E C Inc [Member]	Dec. 31, 2010 Performance Guarantee E V E R T E C Inc [Member]	Dec. 31, 2011 Financial Standby Letter of Credit	Dec. 31, 2010 Financial Standby Letter of Credit	Dec. 31, 2011 Financial Standby Letter of Credit E V E R T E C Inc [Member]	Dec. 31, 2010 Financial Standby Letter of Credit E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Sale of majority interest in subsidiaries, date of sale	Sep. 30, 2010
Percentage Of Ownership Interests Sold																				51.00%
Investment in EVERTEC, at fair value																				$ 177,000,000
Equity method investments, Investment amount	313,152,000	299,185,000																197,000,000	203,000,000																	16,000,000		1,800,000
Equity method investments, gain on sale of equity interest, net of tax	16,907,000	0	0																																16,700,000		212,000
Equity method investments, distributions	0
Ownership interest																			49.00%
Guarantee, amount																																							15,000,000	20,100,000	500,000	500,000	2,900,000	2,900,000
Guarantee, term (in years)																																							5-year period following September 30, 2010				5-year period
Related Party Deposit Liabilities	36,000,000	45,000,000																							54,288,000	38,761,000	27,687,000	19,768,000
Investments in related parties																					35,000,000	35,000,000	17,850,000	17,850,000
Loans and Leases Receivable, Related Parties								6,800,000	15,700,000	13,500,000	2,000,000	3,900,000	890,000	828,000	1,580,000	1,350,000													53,215,000	58,126,000	58,200,000	27,140,000	29,644,000	29,700,000
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs	0	616,186,000	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	0	640,802,000	0
Gain on retained interest (sale of Evertec)	0	93,970,000	0
Expenses from Transactions with related party				3,000,000	2,400,000	600,000	600,000
Charge-offs	(693,711,000)	(1,249,356,000)							8,600,000				65,000		500,000
Loans and Leases Receivable, Related Parties, Additions								4,300,000
Loans and Leases Receivable, Related Parties, Collections								2,100,000
Troubled debt restructurings	881,000,000	561,000,000															1,800,000
Financing Receivable, Modifications, Pre-Modification Recorded Investment																	1,500,000
Line of Credit Facility, Maximum Borrowing Capacity												250,000
Related Party Transaction Term														30		30
Related Party Transaction, Rate														7.00%		7.00%
Valuation Allowance Loans Held For Sale								2,300,000			0
Gain On Sale Of Processing And Technology Business Net Of Transaction Costs After Tax																		531,000,000
Sale Of Processing And Technology Business Transaction Cost																		$ 24,600,000